Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0001326801
Registrant Name	Meta Platforms, Inc.
Registration File Number	333-271535
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES